Related Parties Disclosures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) individual	Dec. 31, 2021 USD ($) individual
Related Party Transactions [Abstract]
Advisor fees and out-of-pocket expenses | $	$ 792	$ 913
Number of individuals | individual	2	2